SEGMENT INFORMATION (Tables)	12 Months Ended
Sep. 30, 2023
Segment Reporting [Abstract]
SCHEDULE OF INTEGRATED CROSS BORDER LOGISTICS REVENUE

	For the year ended September 30,
	2021		2022		2023
	USD		USD		USD
Australia	$11,118,169	92.7%	$17,860,666	91.9%	$14,985,267	88.8%
New Zealand	875,163	7.3%	1,583,516	8.1%	1,887,272	11.2%
Total integrated cross-border logistics revenue	$11,993,332	100.0%	$19,444,182	100.0%	$16,872,539	100.0%